Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost: $55.6 million and $55.9 million, respectively)	$ 54.9	$ 56.0
Short-term investments	9.1	0.0
Total investments	64.0	56.0
Cash and cash equivalents	775.6	452.3
Restricted cash	43.1	40.1
Accounts receivable, net of allowance of $0.4 million and $0.5 million, respectively	56.5	37.1
Reinsurance recoverable on paid and unpaid losses and LAE	266.9	134.1
Prepaid reinsurance premiums	231.6	129.4
Ceding commissions receivable	41.6	21.3
Capitalized internal use software	25.9	14.7
Goodwill	53.5	47.8
Intangible assets	32.2	33.9
Other assets	51.8	12.7
Total assets	1,642.7	979.4
Liabilities:
Loss and loss adjustment expense reserve	260.8	105.1
Unearned premiums	253.1	150.3
Reinsurance premiums payable	159.4	86.1
Provision for commission	12.3	28.2
Convertible promissory notes	0.0	273.0
Derivative liability on notes	0.0	113.3
Contingent consideration liability	11.6	12.0
Preferred stock warrant liabilities	0.0	22.9
Accrued expenses and other liabilities	83.8	43.2
Total liabilities	781.0	834.1
Commitments and contingencies (Note 15)
Convertible preferred stock:
Preferred stock, $0.0001 par value per share; 10,000,000 and 323,232,460 shares authorized as of December 31, 2021 and December 31, 2020, respectively; 0 and 305,887,443 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively; Liquidation preferences of $0 and $359.4 million as of December 31, 2021 and December 31, 2020, respectively	0.0	344.8
Stockholders' equity (deficit)
Common stock, $0.0001 par value per share; 2,000,000,000 and 582,981,484 shares authorized as of December 31, 2021 and December 31, 2020, respectively; 565,031,129 and 92,547,013 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	0.0	0.0
Additional paid-in capital	1,488.3	56.9
Accumulated other comprehensive (loss) income	(0.7)	0.1
Accumulated deficit	(628.0)	(256.6)
Total Hippo stockholders' equity (deficit)	859.6	(199.6)
Noncontrolling interest	2.1	0.1
Total stockholders' equity (deficit)	861.7	(199.5)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	$ 1,642.7	$ 979.4